STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income
Interest income	$ 115,386	$ 52,063
Miscellaneous	351,362	318,673
Revenues	466,748	370,736
Gain on sale of operating limited partnerships	12,575,304	18,806,644
Expenses and loss
Fund management fee	1,994,955	2,469,863
General and administrative expenses	626,460	780,422
Professional fees	633,441	823,805
Operating expenses	3,254,856	4,074,090
NET INCOME (LOSS)	9,787,196	15,103,290
Net income (loss) allocated to general partner	97,872	151,033
Net income (loss) allocated to limited partners	$ 9,689,324	$ 14,952,257
Net income (loss) per BAC	$ 0.12	$ 0.18
Series Twenty [Member]
Income
Interest income	$ 611	$ 441
Miscellaneous	4,281	0
Revenues	4,892	441
Gain on sale of operating limited partnerships	42,000	138,000
Expenses and loss
Fund management fee	17,204	23,476
General and administrative expenses	21,644	35,102
Professional fees	14,938	14,542
Operating expenses	53,786	73,120
NET INCOME (LOSS)	(6,894)	65,321
Net income (loss) allocated to general partner	(69)	653
Net income (loss) allocated to limited partners	$ (6,825)	$ 64,668
Net income (loss) per BAC	$ 0	$ 0.02
Series Twenty One [Member]
Income
Interest income	$ 137	$ 582
Miscellaneous	859	859
Revenues	996	1,441
Gain on sale of operating limited partnerships	67,000	0
Expenses and loss
Fund management fee	5,603	8,821
General and administrative expenses	40,874	22,774
Professional fees	12,275	14,784
Operating expenses	58,752	46,379
NET INCOME (LOSS)	9,244	(44,938)
Net income (loss) allocated to general partner	92	(449)
Net income (loss) allocated to limited partners	$ 9,152	$ (44,489)
Net income (loss) per BAC	$ 0	$ (0.02)
Series Twenty Two [Member]
Income
Interest income	$ 623	$ 376
Miscellaneous	0	0
Revenues	623	376
Gain on sale of operating limited partnerships	0	0
Expenses and loss
Fund management fee	28,112	28,108
General and administrative expenses	18,448	28,021
Professional fees	13,475	17,041
Operating expenses	60,035	73,170
NET INCOME (LOSS)	(59,412)	(72,794)
Net income (loss) allocated to general partner	(594)	(728)
Net income (loss) allocated to limited partners	$ (58,818)	$ (72,066)
Net income (loss) per BAC	$ (0.02)	$ (0.03)
Series Twenty Three [Member]
Income
Interest income	$ 3,914	$ 303
Miscellaneous	7,909	0
Revenues	11,823	303
Gain on sale of operating limited partnerships	989,962	488,550
Expenses and loss
Fund management fee	20,474	32,282
General and administrative expenses	20,819	33,636
Professional fees	17,236	20,807
Operating expenses	58,529	86,725
NET INCOME (LOSS)	943,256	402,128
Net income (loss) allocated to general partner	9,433	4,021
Net income (loss) allocated to limited partners	$ 933,823	$ 398,107
Net income (loss) per BAC	$ 0.28	$ 0.12
Series Twenty Four [Member]
Income
Interest income	$ 743	$ 380
Miscellaneous	3,948	6,026
Revenues	4,691	6,406
Gain on sale of operating limited partnerships	95,000	0
Expenses and loss
Fund management fee	45,683	40,285
General and administrative expenses	17,684	26,138
Professional fees	14,993	15,354
Operating expenses	78,360	81,777
NET INCOME (LOSS)	21,331	(75,371)
Net income (loss) allocated to general partner	213	(754)
Net income (loss) allocated to limited partners	$ 21,118	$ (74,617)
Net income (loss) per BAC	$ 0.01	$ (0.03)
Series Twenty Five [Member]
Income
Interest income	$ 143	$ 331
Miscellaneous	10,178	10,178
Revenues	10,321	10,509
Gain on sale of operating limited partnerships	97,399	0
Expenses and loss
Fund management fee	9,682	16,376
General and administrative expenses	49,639	31,302
Professional fees	13,993	14,167
Operating expenses	73,314	61,845
NET INCOME (LOSS)	34,406	(51,336)
Net income (loss) allocated to general partner	344	(513)
Net income (loss) allocated to limited partners	$ 34,062	$ (50,823)
Net income (loss) per BAC	$ 0.01	$ (0.02)
Series Twenty Six [Member]
Income
Interest income	$ 1,464	$ 1,016
Miscellaneous	526	6,176
Revenues	1,990	7,192
Gain on sale of operating limited partnerships	80,000	18,500
Expenses and loss
Fund management fee	72,467	87,735
General and administrative expenses	23,134	39,315
Professional fees	21,810	25,365
Operating expenses	117,411	152,415
NET INCOME (LOSS)	(35,421)	(126,723)
Net income (loss) allocated to general partner	(354)	(1,267)
Net income (loss) allocated to limited partners	$ (35,067)	$ (125,456)
Net income (loss) per BAC	$ (0.01)	$ (0.03)
Series Twenty Seven [Member]
Income
Interest income	$ 28,709	$ 9,157
Miscellaneous	32,473	6,000
Revenues	61,182	15,157
Gain on sale of operating limited partnerships	3,291,567	3,016,000
Expenses and loss
Fund management fee	30,313	99,812
General and administrative expenses	17,529	25,464
Professional fees	79,774	230,717
Operating expenses	127,616	355,993
NET INCOME (LOSS)	3,225,133	2,675,164
Net income (loss) allocated to general partner	32,251	26,752
Net income (loss) allocated to limited partners	$ 3,192,882	$ 2,648,412
Net income (loss) per BAC	$ 1.31	$ 1.08
Series Twenty Eight [Member]
Income
Interest income	$ 1,605	$ 1,151
Miscellaneous	446	7,976
Revenues	2,051	9,127
Gain on sale of operating limited partnerships	0	5,000
Expenses and loss
Fund management fee	33,376	21,679
General and administrative expenses	21,296	34,775
Professional fees	17,298	22,117
Operating expenses	71,970	78,571
NET INCOME (LOSS)	(69,919)	(64,444)
Net income (loss) allocated to general partner	(699)	(644)
Net income (loss) allocated to limited partners	$ (69,220)	$ (63,800)
Net income (loss) per BAC	$ (0.02)	$ (0.02)
Series Twenty Nine [Member]
Income
Interest income	$ 1,017	$ 749
Miscellaneous	0	0
Revenues	1,017	749
Gain on sale of operating limited partnerships	303,958	0
Expenses and loss
Fund management fee	60,982	74,532
General and administrative expenses	22,264	35,610
Professional fees	17,982	64,404
Operating expenses	101,228	174,546
NET INCOME (LOSS)	203,747	(173,797)
Net income (loss) allocated to general partner	2,037	(1,738)
Net income (loss) allocated to limited partners	$ 201,710	$ (172,059)
Net income (loss) per BAC	$ 0.05	$ (0.04)
Series Thirty [Member]
Income
Interest income	$ 1,218	$ 637
Miscellaneous	1,243	1,243
Revenues	2,461	1,880
Gain on sale of operating limited partnerships	276,484	0
Expenses and loss
Fund management fee	3,527	59,468
General and administrative expenses	17,740	25,835
Professional fees	16,889	20,428
Operating expenses	38,156	105,731
NET INCOME (LOSS)	240,789	(103,851)
Net income (loss) allocated to general partner	2,408	(1,039)
Net income (loss) allocated to limited partners	$ 238,381	$ (102,812)
Net income (loss) per BAC	$ 0.09	$ (0.04)
Series Thirty One [Member]
Income
Interest income	$ 7,323	$ 2,782
Miscellaneous	1,116	590
Revenues	8,439	3,372
Gain on sale of operating limited partnerships	45,000	877,411
Expenses and loss
Fund management fee	80,082	121,262
General and administrative expenses	21,870	34,845
Professional fees	27,455	25,789
Operating expenses	129,407	181,896
NET INCOME (LOSS)	(75,968)	698,887
Net income (loss) allocated to general partner	(760)	6,989
Net income (loss) allocated to limited partners	$ (75,208)	$ 691,898
Net income (loss) per BAC	$ (0.02)	$ 0.16
Series Thirty Two [Member]
Income
Interest income	$ 3,929	$ 1,309
Miscellaneous	21,375	4,300
Revenues	25,304	5,609
Gain on sale of operating limited partnerships	1,677,252	569,552
Expenses and loss
Fund management fee	79,708	144,806
General and administrative expenses	26,372	36,276
Professional fees	20,369	20,055
Operating expenses	126,449	201,137
NET INCOME (LOSS)	1,576,107	374,024
Net income (loss) allocated to general partner	15,761	3,740
Net income (loss) allocated to limited partners	$ 1,560,346	$ 370,284
Net income (loss) per BAC	$ 0.33	$ 0.08
Series Thirty Three [Member]
Income
Interest income	$ 963	$ 1,400
Miscellaneous	5,329	1,800
Revenues	6,292	3,200
Gain on sale of operating limited partnerships	177,044	0
Expenses and loss
Fund management fee	30,737	56,922
General and administrative expenses	16,996	24,374
Professional fees	14,308	16,186
Operating expenses	62,041	97,482
NET INCOME (LOSS)	121,295	(94,282)
Net income (loss) allocated to general partner	1,213	(943)
Net income (loss) allocated to limited partners	$ 120,082	$ (93,339)
Net income (loss) per BAC	$ 0.05	$ (0.04)
Series Thirty Four [Member]
Income
Interest income	$ 1,908	$ 1,445
Miscellaneous	5,526	15,442
Revenues	7,434	16,887
Gain on sale of operating limited partnerships	0	630,691
Expenses and loss
Fund management fee	43,262	41,426
General and administrative expenses	19,236	29,336
Professional fees	17,948	20,074
Operating expenses	80,446	90,836
NET INCOME (LOSS)	(73,012)	556,742
Net income (loss) allocated to general partner	(730)	5,567
Net income (loss) allocated to limited partners	$ (72,282)	$ 551,175
Net income (loss) per BAC	$ (0.02)	$ 0.16
Series Thirty Five [Member]
Income
Interest income	$ 14,836	$ 8,322
Miscellaneous	2,818	4,893
Revenues	17,654	13,215
Gain on sale of operating limited partnerships	2,653,528	2,720,765
Expenses and loss
Fund management fee	47,409	43,447
General and administrative expenses	18,963	29,293
Professional fees	17,289	19,443
Operating expenses	83,661	92,183
NET INCOME (LOSS)	2,587,521	2,641,797
Net income (loss) allocated to general partner	25,875	26,418
Net income (loss) allocated to limited partners	$ 2,561,646	$ 2,615,379
Net income (loss) per BAC	$ 0.78	$ 0.8
Series Thirty Six [Member]
Income
Interest income	$ 8,490	$ 5,514
Miscellaneous	3,968	6,425
Revenues	12,458	11,939
Gain on sale of operating limited partnerships	0	2,515,373
Expenses and loss
Fund management fee	28,594	4,670
General and administrative expenses	15,908	21,777
Professional fees	28,718	18,357
Operating expenses	73,220	44,804
NET INCOME (LOSS)	(60,762)	2,482,508
Net income (loss) allocated to general partner	(608)	24,825
Net income (loss) allocated to limited partners	$ (60,154)	$ 2,457,683
Net income (loss) per BAC	$ (0.03)	$ 1.17
Series Thirty Seven [Member]
Income
Interest income	$ 5,243	$ 3,535
Miscellaneous	16,657	4,811
Revenues	21,900	8,346
Gain on sale of operating limited partnerships	140,415	2,349,732
Expenses and loss
Fund management fee	38,125	106,790
General and administrative expenses	16,053	22,977
Professional fees	17,285	15,269
Operating expenses	71,463	145,036
NET INCOME (LOSS)	90,852	2,213,042
Net income (loss) allocated to general partner	909	22,130
Net income (loss) allocated to limited partners	$ 89,943	$ 2,190,912
Net income (loss) per BAC	$ 0.04	$ 0.88
Series Thirty Eight [Member]
Income
Interest income	$ 9,561	$ 1,203
Miscellaneous	42,616	85,146
Revenues	52,177	86,349
Gain on sale of operating limited partnerships	0	3,273,698
Expenses and loss
Fund management fee	62,236	103,420
General and administrative expenses	16,974	24,162
Professional fees	19,392	20,192
Operating expenses	98,602	147,774
NET INCOME (LOSS)	(46,425)	3,212,273
Net income (loss) allocated to general partner	(464)	32,123
Net income (loss) allocated to limited partners	$ (45,961)	$ 3,180,150
Net income (loss) per BAC	$ (0.02)	$ 1.25
Series Thirty Nine [Member]
Income
Interest income	$ 870	$ 663
Miscellaneous	386	1,210
Revenues	1,256	1,873
Gain on sale of operating limited partnerships	17,779	1,645,989
Expenses and loss
Fund management fee	5,130	52,601
General and administrative expenses	42,679	21,423
Professional fees	19,295	19,307
Operating expenses	67,104	93,331
NET INCOME (LOSS)	(48,069)	1,554,531
Net income (loss) allocated to general partner	(481)	15,545
Net income (loss) allocated to limited partners	$ (47,588)	$ 1,538,986
Net income (loss) per BAC	$ (0.02)	$ 0.67
Series Forty [Member]
Income
Interest income	$ 1,393	$ 315
Miscellaneous	5,922	0
Revenues	7,315	315
Gain on sale of operating limited partnerships	588,952	93,700
Expenses and loss
Fund management fee	100,188	126,039
General and administrative expenses	17,352	23,982
Professional fees	24,715	23,123
Operating expenses	142,255	173,144
NET INCOME (LOSS)	454,012	(79,129)
Net income (loss) allocated to general partner	4,540	(791)
Net income (loss) allocated to limited partners	$ 449,472	$ (78,338)
Net income (loss) per BAC	$ 0.17	$ (0.03)
Series Forty One [Member]
Income
Interest income	$ 2,248	$ 651
Miscellaneous	13,908	42,406
Revenues	16,156	43,057
Gain on sale of operating limited partnerships	1,026,859	70,500
Expenses and loss
Fund management fee	184,017	196,640
General and administrative expenses	20,998	27,796
Professional fees	23,719	26,340
Operating expenses	228,734	250,776
NET INCOME (LOSS)	814,281	(137,219)
Net income (loss) allocated to general partner	8,143	(1,372)
Net income (loss) allocated to limited partners	$ 806,138	$ (135,847)
Net income (loss) per BAC	$ 0.28	$ (0.05)
Series Forty Two [Member]
Income
Interest income	$ 7,705	$ 4,004
Miscellaneous	15,960	4,406
Revenues	23,665	8,410
Gain on sale of operating limited partnerships	427,305	0
Expenses and loss
Fund management fee	135,503	152,300
General and administrative expenses	18,799	26,109
Professional fees	31,493	29,190
Operating expenses	185,795	207,599
NET INCOME (LOSS)	265,175	(199,189)
Net income (loss) allocated to general partner	2,652	(1,992)
Net income (loss) allocated to limited partners	$ 262,523	$ (197,197)
Net income (loss) per BAC	$ 0.1	$ (0.07)
Series Forty Three [Member]
Income
Interest income	$ 6,220	$ 4,077
Miscellaneous	46,345	1,759
Revenues	52,565	5,836
Gain on sale of operating limited partnerships	566,806	0
Expenses and loss
Fund management fee	194,502	190,024
General and administrative expenses	40,459	31,565
Professional fees	34,812	30,278
Operating expenses	269,773	251,867
NET INCOME (LOSS)	349,598	(246,031)
Net income (loss) allocated to general partner	3,496	(2,460)
Net income (loss) allocated to limited partners	$ 346,102	$ (243,571)
Net income (loss) per BAC	$ 0.1	$ (0.07)
Series Forty Four [Member]
Income
Interest income	$ 158	$ 36
Miscellaneous	18,760	16,818
Revenues	18,918	16,854
Gain on sale of operating limited partnerships	0	0
Expenses and loss
Fund management fee	203,181	206,172
General and administrative expenses	18,000	25,049
Professional fees	25,541	17,150
Operating expenses	246,722	248,371
NET INCOME (LOSS)	(227,804)	(231,517)
Net income (loss) allocated to general partner	(2,278)	(2,315)
Net income (loss) allocated to limited partners	$ (225,526)	$ (229,202)
Net income (loss) per BAC	$ (0.08)	$ (0.09)
Series Forty Five [Member]
Income
Interest income	$ 2,590	$ 1,204
Miscellaneous	47,297	53,785
Revenues	49,887	54,989
Gain on sale of operating limited partnerships	0	0
Expenses and loss
Fund management fee	252,328	223,161
General and administrative expenses	24,850	35,365
Professional fees	48,825	40,737
Operating expenses	326,003	299,263
NET INCOME (LOSS)	(276,116)	(244,274)
Net income (loss) allocated to general partner	(2,761)	(2,443)
Net income (loss) allocated to limited partners	$ (273,355)	$ (241,831)
Net income (loss) per BAC	$ (0.07)	$ (0.06)
Series Forty Six [Member]
Income
Interest income	$ 1,765	$ 480
Miscellaneous	41,516	36,424
Revenues	43,281	36,904
Gain on sale of operating limited partnerships	10,994	393,183
Expenses and loss
Fund management fee	182,530	207,609
General and administrative expenses	19,880	28,121
Professional fees	21,614	22,589
Operating expenses	224,024	258,319
NET INCOME (LOSS)	(169,749)	171,768
Net income (loss) allocated to general partner	(1,697)	1,718
Net income (loss) allocated to limited partners	$ (168,052)	$ 170,050
Net income (loss) per BAC	$ (0.06)	$ 0.06